Commitments and Contingencies (Details) - DiamondHead Holdings Corp.			12 Months Ended
	Aug. 10, 2022 USD ($)	Jan. 28, 2021 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) item Transaction	Dec. 31, 2021 USD ($)
Commitments and Contingencies
Maximum number of demands for registration of securities | item			3
Granted term		45 days
Sale of Units, net of underwriting discounts (in shares) | shares		4,500,000
Underwriting cash discount per unit | $ / shares		$ 0.20
Underwriter cash discount		$ 6,900,000
Deferred fee per unit | $ / shares		$ 0.35
Deferred underwriting commissions		$ 12,100,000		$ 12,075,000
Deferred underwriting commissions waived	$ 12,100,000
Extinguishment of deferred underwriting commissions on public shares			$ 11,803,313
Gain from settlement of deferred underwriting commissions on public warrants			$ 271,688
Amended and Restated Registration Rights Agreement
Commitments and Contingencies
Number of days within Closing, a shelf registration statement is agreed to be filed			45 days
Number of times that the legacy stockholders may request to sell all or any portion of their registrable securities in an underwritten offering pursuant to business combination | Transaction			2
Specified period within which the legacy stockholders may request to sell all or any portion of their registrable securities in an underwritten offering pursuant to business combination			12 months
Threshold total offering price considered for legacy stockholder's request to sell all or any portion of their registrable securities in an underwritten offering pursuant to business combination			$ 10,000,000
Engagement letters with Zelman Partners LLC
Commitments and Contingencies
Agreed transaction fee in cash			$ 4,500,000
Percentage of transaction fee on Payment in cash			25.00%
Engagement letters with Zelman Partners LLC | Minimum
Commitments and Contingencies
Additional transaction fee			$ 0
Engagement letters with Zelman Partners LLC | Maximum
Commitments and Contingencies
Additional transaction fee			$ 1,000,000